Pursuant to Rule 497(e)
                                                        Registration No. 2-94935


                              CORTLAND TRUST, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
                         PROSPECTUS DATED JULY 28, 2006

                  The Board of Directors (the "Board") of Cortland Trust, Inc. ("CRT") has determined that it is in the best interests of the Cortland General Money Market Fund ("MM CRT"), U.S. Government Fund ("GOV CRT") and Municipal Money Market Fund ("MUN CRT") of CRT and their shareholders to reorganize CRT into the Money Market Portfolio , U.S. Government Portfolio and Municipal Portfolio, respectively, of the Daily Income Fund ("DIF" and together with CRT, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of CRT and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of CRT and would have no tax impact on shareholders of DIF; and that the interests of CRT's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, CRT expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If CRT's shareholders approve the proposed Reorganizaton, STIF anticipates that the Reorganization will take place soon after that meeting. CRT's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of MM CRT, GOV CRT or MUN CRT will continue to be sold and reinvestment of dividends and distributions into shares of MM CRT, GOV CRT or MUN CRT will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. MM CRT's, GOV CRT's or MUN CRT's shareholders also may continue to purchase or redeem shares, as described in their Prospectuses, before the closing of the proposed Reorganization.

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935


                              CORTLAND TRUST, INC.


                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
          THE money market Xpress fund SHARES OF CORTLAND TRUST, INC. -
                       CORTLAND GENERAL MONEY MARKET FUND
                         PROSPECTUS DATED JULY 28, 2006

                  The Board of Directors (the "Board") of Cortland Trust, Inc. ("CRT") has determined that it is in the best interests of the Cortland General Money Market Fund ("MM CRT"), U.S. Government Fund ("GOV CRT") and Municipal Money Market Fund ("MUN CRT") of CRT and their shareholders to reorganize CRT into the Money Market Portfolio , U.S. Government Portfolio and Municipal Portfolio, respectively, of the Daily Income Fund ("DIF" and together with CRT, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of CRT and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of CRT and would have no tax impact on shareholders of DIF; and that the interests of CRT's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, CRT expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If CRT's shareholders approve the proposed Reorganizaton, STIF anticipates that the Reorganization will take place soon after that meeting. CRT's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of MM CRT, GOV CRT or MUN CRT will continue to be sold and reinvestment of dividends and distributions into shares of MM CRT, GOV CRT or MUN CRT will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. MM CRT's, GOV CRT's or MUN CRT's shareholders also may continue to purchase or redeem shares, as described in their Prospectuses, before the closing of the proposed Reorganization.

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935


                              CORTLAND TRUST, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
        SHORT TERM FUND GENERAL CLASS OF SHARES OF THE CORTLAND GENERAL
                   MONEY MARKET FUND OF CORTLAND TRUST, INC.
                         PROSPECTUS DATED JULY 28, 2006

                  The Board of Directors (the "Board") of Cortland Trust, Inc. ("CRT") has determined that it is in the best interests of the Cortland General Money Market Fund ("MM CRT"), U.S. Government Fund ("GOV CRT") and Municipal Money Market Fund ("MUN CRT") of CRT and their shareholders to reorganize CRT into the Money Market Portfolio , U.S. Government Portfolio and Municipal Portfolio, respectively, of the Daily Income Fund ("DIF" and together with CRT, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of CRT and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of CRT and would have no tax impact on shareholders of DIF; and that the interests of CRT's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, STIF expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If CRT's shareholders approve the proposed Reorganizaton, STIF anticipates that the Reorganization will take place soon after that meeting. CRT's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of MM CRT, GOV CRT or MUN CRT will continue to be sold and reinvestment of dividends and distributions into shares of MM CRT, GOV CRT or MUN CRT will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. MM CRT's, GOV CRT's or MUN CRT's shareholders also may continue to purchase or redeem shares, as described in their Prospectuses, before the closing of the proposed Reorganization.

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935


                              CORTLAND TRUST, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
        SHORT TERM FUND PREMIER CLASS OF SHARES OF THE CORTLAND GENERAL
                   MONEY MARKET FUND OF CORTLAND TRUST, INC.
                         PROSPECTUS DATED JULY 28, 2006

                  The Board of Directors (the "Board") of Cortland Trust, Inc. ("CRT") has determined that it is in the best interests of the Cortland General Money Market Fund ("MM CRT"), U.S. Government Fund ("GOV CRT") and Municipal Money Market Fund ("MUN CRT") of CRT and their shareholders to reorganize CRT into the Money Market Portfolio , U.S. Government Portfolio and Municipal Portfolio, respectively, of the Daily Income Fund ("DIF" and together with CRT, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of CRT and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of CRT and would have no tax impact on shareholders of DIF; and that the interests of CRT's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, CRT expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If CRT's shareholders approve the proposed Reorganizaton, STIF anticipates that the Reorganization will take place soon after that meeting. CRT's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of MM CRT, GOV CRT or MUN CRT will continue to be sold and reinvestment of dividends and distributions into shares of MM CRT, GOV CRT or MUN CRT will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. MM CRT's, GOV CRT's or MUN CRT's shareholders also may continue to purchase or redeem shares, as described in their Prospectuses, before the closing of the proposed Reorganization.